Inventory (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Classes Of Inventories [Line Items]
Inventory expensed to cost of goods sold	$ 18,565	$ 965
Stock based compensation expensed to costs of sales	936
Fair value adjustment on inventory sold	16,357	2,289	[1]
Inventory write-down	$ 16,918
Adjustment to net realizable value of inventory		$ 1,491

[1]	Restated